Exhibit 99.7

Monthly Investor Report: Verizon Master Trust - VZMT 2024-1
Collection Period	May 2025
Payment Date	6/20/2025
Transaction Month	17
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	12/22/25	12/20/28	$835,260,000		5.00%			5.00%
Class A-1b	12/22/25	12/20/28	$278,500,000	31	SOFR30A + 0.65%	6/12/25	4.30385%	4.95%
Class B	12/22/25	12/20/28	$85,150,000		5.24%			5.24%
Class C	12/22/25	12/20/28	$51,090,000		5.49%			5.49%

Total			$1,250,000,000

Series Alloc % x Group One Available Funds								$89,062,196.79
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$89,062,196.79

Beginning of Period Reserve Account Balance								$13,623,978.20
Required Reserve Amount								$13,623,978.20
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$13,623,978.20

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$92.69	$92.69	$0.00	$0.00		$89,062,104.10
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$89,062,104.10
Asset Representations Reviewer Fee			$51.21	$51.21	$0.00	$0.00		$89,062,052.89
Supplemental ARR Fee			$204.85	$204.85	$0.00	$0.00		$89,061,848.04
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$89,060,598.04
Servicing Fee			$957,120.40	$957,120.40	$0.00	$0.00		$88,103,477.64
Class A-1a Note Interest			$3,480,250.00	$3,480,250.00	$0.00	$0.00		$84,623,227.64
Class A-1b Note Interest			$1,188,029.55	$1,188,029.55	$0.00	$0.00		$83,435,198.09
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$83,435,198.09
Class B Note Interest			$371,821.67	$371,821.67	$0.00	$0.00		$83,063,376.42
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$83,063,376.42
Class C Note Interest			$233,736.75	$233,736.75	$0.00	$0.00		$82,829,639.67
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$82,829,639.67
Class R Interest			$82,829,639.67	$82,829,639.67	$0.00	$0.00		$0.00

Total			$89,062,196.79	$89,062,196.79	$0.00	$0.00

Total Priority, Regular and Accelerated Principal Payments								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b			$0.00	$0.00	$1,188,029.55	$0.00	$0.00	$1,188,029.55
Class B			$0.00	$0.00	$371,821.67	$0.00	$0.00	$371,821.67
Class C			$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total			$0.00	$0.00	$5,273,837.97	$0.00	$0.00	$5,273,837.97

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.17	$0.00	$4.17	$835,260,000.00	$1.00	$835,260,000.00	$1.00
Class A-1b	$1,000.00	$4.27	$0.00	$4.27	$278,500,000.00	$1.00	$278,500,000.00	$1.00
Class B	$1,000.00	$4.37	$0.00	$4.37	$85,150,000.00	$1.00	$85,150,000.00	$1.00
Class C	$1,000.00	$4.58	$0.00	$4.58	$51,090,000.00	$1.00	$51,090,000.00	$1.00

Total	$1,000.00	$4.22	$0.00	$4.22	$1,250,000,000.00	$1.00	$1,250,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period

Principal Funding Account Limit					$625,000,000.00			$625,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.